Loans - Loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable
Unearned Income	$ 180,983	$ 155,824
Loans held-for-sale, at lower of cost or fair value	59,203	51,422
Loans held-in-portfolio, net of unearned income	27,406,873	26,507,889
Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	6,700,000	6,900,000
Loans-held-in portfolio served as collateral to secure credit facilities authorized with the FHLB	4,600,000	4,800,000
Loans held-in-portfolio, net of unearned income	27,406,873	26,507,889
FRB Discount Window | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Loans served as collateral to secure debt obligations	2,100,000	2,100,000
PUERTO RICO
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	20,180,232	19,883,472
PUERTO RICO | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	20,180,232	19,883,472
Popular U.S.
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	7,226,641	6,624,417
Popular U.S. | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	7,226,641	6,624,417
ASC Subtopic 310-30 | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	153,000	216,000
ASC Subtopic 310-30 | PUERTO RICO | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	134,000	143,000
ASC Subtopic 310-30 | Popular U.S. | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income	$ 19,000	$ 73,000